Stock-Based Compensation (Narrative) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended						12 Months Ended						1 Months Ended	12 Months Ended					1 Months Ended			1 Months Ended		12 Months Ended				1 Months Ended			12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009	Dec. 31, 2011 Genworth Canada	Dec. 31, 2010 Genworth Canada	Dec. 31, 2010 Early Vesting in One Third Increments, First Increment	Dec. 31, 2011 Early Vesting in One Third Increments, First Increment	Dec. 31, 2010 Early Vesting in One Third Increments, Second Increment	Dec. 31, 2011 Early Vesting in One Third Increments, Second Increment	Dec. 31, 2011 Early Vesting in One Third Increments, Third Increment	Dec. 31, 2011 Early Vesting in One Third Increments Day	Dec. 31, 2011 Replacement Awards Year	Aug. 19, 2009 Replacement Awards	Dec. 31, 2011 Omnibus Incentive Plan	Dec. 31, 2010 Omnibus Incentive Plan	Dec. 31, 2009 Omnibus Incentive Plan	Dec. 31, 2011 Stock Appreciation Rights	Dec. 31, 2010 Stock Appreciation Rights	Dec. 31, 2009 Stock Appreciation Rights	Aug. 31, 2009 Stock Appreciation Rights Replacement Awards	Dec. 31, 2011 Stock Appreication Rights Cap Price	Dec. 31, 2011 Stock Option	Dec. 31, 2010 Stock Option	Dec. 31, 2011 Stock Option Genworth Canada	Dec. 31, 2010 Stock Option Genworth Canada	Aug. 31, 2009 Stock Option Replacement Awards	Dec. 31, 2011 Employee Stock Option and Stock Appreciation Rights Year	Dec. 31, 2010 Employee Stock Option and Stock Appreciation Rights Year	Aug. 31, 2009 Employee Stock Option and Stock Appreciation Rights Replacement Awards	Aug. 19, 2009 Employee Stock Option and Stock Appreciation Rights Replacement Awards	Dec. 31, 2011 Restricted Stock Units	Dec. 31, 2010 Restricted Stock Units	Dec. 31, 2009 Restricted Stock Units	Dec. 31, 2010 Restricted Stock Units Genworth Canada	Aug. 31, 2009 Performance Accelerated Stock Appreciation Rights	Aug. 31, 2009 Performance Accelerated Non Qualified Options	Dec. 31, 2011 Restricted Stock Units and Performance Stock Unit Awards Genworth Canada	Dec. 31, 2011 Deferred Stock Units	Dec. 31, 2010 Deferred Stock Units	Dec. 31, 2009 Deferred Stock Units	Dec. 31, 2011 Deferred Stock Units Genworth Canada	Dec. 31, 2010 Deferred Stock Units Genworth Canada
Share Based Employee Compensation [Line Items]
Stock-based compensation expense	$ 31	$ 44	$ 26	$ (1)	$ 4									$ 32	$ 40	$ 26
Granted stock options, exercise price range, Lower limit																	$ 5.84					$ 12.75	$ 14.18								$ 5.84	$ 11.58
Granted stock options, exercise price range, Upper limit																	$ 12.75					$ 13.50	$ 18.45								$ 13.50	$ 14.92
Maximum share value at exercise of SARs																					$ 75.00
Granted stock options, exercise price																		$ 14.18
Granted stock options, exercise term (years)	10	10
Stock options granted, vesting periods, lower limit												3															4	4
Omnibus Incentive Plan, shares issued																																			1,400,000	200,000
Options grant-date fair value																																			$ 5.28
Derived service period for amortization																																			1.4	1.4
Performance-accelerated SARs and options subject to earlier vesting in one-third increments based on the closing price of our Class A Common Stock							$ 12.00		$ 16.00	$ 20.00
Number of consecutive trading days exceeding certain specified amounts											20
Vesting based on closing stock price						$ 12.00		$ 16.00
Equity awards, amount of shares authorized to grant														38,000,000
Options and SARs eligible for exchange																													8,721,962
Number of employees participating in exchange offer													1,455
Stock options, granted	34,000	2,176,000																								2,598,588
Other than stock options, granted																	2,696,000	1,064,000		308,210											955,000	787,000						158,000	91,000
Exercise price of replacement awards																														$ 7.80
Stock options granted, vesting periods, upper limit												4
Unrecognized stock-based compensation expense	49	69		1	4
Unrecognized stock-based compensation expense, expected weighted-average period of recognition (years)	2	2
Amounts received from option exercises	2	2
Tax benefit realized from the exercise of share based awards	$ 6	$ 6
Unvested stock options outstanding	7,965,000	9,654,000	9,727,000																					1,152,450	984,200
Unvested RSUs outstanding																	10,474,000	8,819,000	8,043,000												2,532,000	2,842,000	3,902,000	142,275			140,940	538,000	499,000	449,000	20,437	9,831